Notes Payable	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Notes Payable

Note 5 - Notes Payable

Notes payable consisted of the following:

	2014	2013

LWM, LLC, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York) for the first day of the calendar year, 1.0% at December 31, 2014 and 2013; unsecured; due in full with interest on September 5, 2016	$166,271	$166,271
Promissory note; payable without interest (interest imputed at 12.0% per annum); unsecured; due at the earlier of (i) August 25, 2016, (ii) upon closing of a debt or equity financing of the Company equal to or in excess of $500,000, or (iii) default	100,000	-
	266,271	166,271
Discount	(18,046)	-
Current portion	-	-

Long-term portion	$248,225	$166,271

On August 25, 2014, the Company entered into a $100,000 promissory note with the shareholders of the puttable common stock (see Note 10). As a result of the debt offering in February 2015, the Company repaid $50,000 on the promissory note and entered into an agreement, which allows the remaining $50,000 to be due on August 25, 2016.

During March 2014, under the terms of a note purchase agreement, the Company received $130,000 in financing from two employees and an affiliate of a stockholder in exchange for three bridge loans. The lenders also received warrants to purchase 17,334 shares of common stock at an initial exercise price of $3.75 per share. The note purchase agreement allowed the Company to borrow up to $400,000 through the issuance of promissory notes. The bridge loans matured on May 19, 2014. Two of the loans accrued interest at an annual rate equal to 12%, due upon repayment. The third loan accrued $6,000 of interest, due upon repayment. The loans and associated interest were repaid by May 29, 2014 with proceeds from the Offering.

On March 27, 2014, Freepoint Commerce Marketing LLC (“Freepoint”) extended $100,000 in financing in exchange for a note and received a warrant to purchase 16,667 shares of common stock at an initial exercise price of $3.00 per share. The note accrued interest at an annual rate equal to 12% per annum, due upon repayment. The financing and associated interest was repaid by May 29, 2014 with proceeds from the Offering.

The Company estimated the relative fair value of the warrants issued with these notes to be $37,127 (see Note 11), which was recognized as additional interest expense over the term of the outstanding related notes.